GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 3:	GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 30, 2014, and November 24, 2013, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971
Additions	—	156	—	156
Foreign currency fluctuation	—	1,327	(226)	1,101

Balance, November 24, 2013	207,423	32,110	1,695	241,228
Additions	—	182	—	182
Foreign currency fluctuation	(4)	(2,355)	(130)	(2,489)

Balance, November 30, 2014	$207,419	$29,937	$1,565	$238,921

Other intangible assets, net, were as follows:

	November 30, 2014			November 24, 2013
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	7,596	(6,469)	1,127	7,882	(6,134)	1,748
Customer lists	18,701	(16,673)	2,028	20,221	(15,563)	4,658

Total	$69,040	$(23,142)	$45,898	$70,846	$(21,697)	$49,149

For the years ended November 30, 2014, November 24, 2013, and November 25, 2012, amortization of these intangible assets were $2.8 million, $10.5 million and $11.4 million, respectively. The amortization of these intangible assets in the succeeding fiscal years is immaterial.

As of November 30, 2014, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.